PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash used in operating activities	$ (468,361)	$ (303,700)	$ (386,932)	$ (351,419)	$ (126,505)
Net cash (used in) provided by investing activities	(542,860)	(103,733)	(197,985)	(149,414)	244,476
Net cash provided by financing activities	1,248,800	415,283	284,708	758,131	364,853
Net increase in cash	216,680	(10,506)	(312,398)	208,081	485,767
Cash and restricted cash at beginning of the year	427,135	739,533	739,533	531,452	45,685
Cash and restricted cash at end of the year	643,815	729,027	427,135	739,533	531,452
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash used in operating activities			3,127	2,682	(997)
Net cash (used in) provided by investing activities			(347,697)	(113,216)
Net cash provided by financing activities			27,163	392,053	82,076
Effect of exchange rate changes on cash			(1,812)	(10,161)	670
Net increase in cash			(319,219)	271,358	81,749
Cash and restricted cash at beginning of the year	$ 33,888	$ 353,107	353,107	81,749
Cash and restricted cash at end of the year			$ 33,888	$ 353,107	$ 81,749